Dividend - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Feb. 24, 2012 USD ($)	Feb. 24, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Dividends [Line Items]
Declared Dividends	$ 71,636,534	446,302,773
Dividend, registered date	Mar. 23, 2012	Mar. 23, 2012
Dividends Paid			$ 71,636,534	446,302,773	4,810,164,772	279,122,994